OTHER CURRENT ASSETS (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Assets [Abstract]
Fair value of derivative contracts (Note 24)	CAD 332	CAD 376
Prepaid expenses	109	131
Cash provided as collateral	99	313
Regulatory assets (Note 10)	23	33
Other	128	55
Other current assets, total	CAD 691	CAD 908